Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Income Statement Information
The following tables provide additional financial information related to our consolidated financial statements:

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2019	2018	2017
Depreciation expense	$14,371	$15,186	$14,741
Interest costs on debt balances	5,221	5,399	5,256
Net amortization of debt discount	165	174	155
Capitalized interest costs	(656)	(740)	(678)
Advertising expense	3,071	2,682	2,643

Other income (expense), net
Interest income	$121	$94	$82
Other components of net periodic benefit (cost) income	627	3,068	(11)
Early debt extinguishment costs	(3,604)	(725)	(1,983)
Other, net	(44)	(73)	(109)
	$(2,900)	$2,364	$(2,021)

Balance Sheet Information
Balance Sheet Information

	(dollars in millions)
At December 31,	2019	2018
Prepaid expenses and other
Prepaid taxes	$2,438	$348
Deferred contract costs	2,578	2,083
Restricted cash	1,221	1,047
Other prepaid expense and other	1,791	1,975
	$8,028	$5,453

Accounts payable and accrued liabilities
Accounts payable	$7,725	$7,232
Accrued expenses	5,984	5,948
Accrued vacation, salaries and wages	4,885	6,268
Interest payable	1,441	1,570
Taxes payable	1,771	1,483
	$21,806	$22,501

Other current liabilities
Dividends payable	$2,566	$2,512
Contract liability	4,651	4,207
Other	1,807	1,520
	$9,024	$8,239

Cash Flow Information
Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2019	2018	2017
Cash Paid
Interest, net of amounts capitalized	$4,714	$4,408	$4,369
Income taxes, net of amounts refunded	3,583	2,213	4,432

Other, net Cash Flows from Operating Activities
Changes in device payment plan agreement non-current receivables	$23	$(509)	$(579)
Early debt extinguishment costs	3,604	725	1,983
Other, net	(228)	3	(728)
	$3,399	$219	$676

Other, net Cash Flows from Financing Activities
Net debt related costs	$(1,797)	$(141)	$(3,599)
Change in short-term obligations, excluding current maturities	—	(790)	(170)
Other, net	(1,120)	(893)	(670)
	$(2,917)	$(1,824)	$(4,439)